Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans	$ 311,468	$ 320,127	$ 316,940
Allowance for loan losses	(5,852)	(5,213)	(4,729)	(4,322)
Loans, net	305,616	314,914
Agricultural
Loans	31,790	38,929	29,681
Allowance for loan losses	(140)	(55)	(181)	(124)
Commercial and Industrial
Loans	67,365	58,685	55,947
Allowance for loan losses	(381)	(609)	(641)	(735)
Consumer
Loans	19,367	18,657	16,709
Allowance for loan losses	(250)	(197)	(243)	(306)
Commercial Real Estate
Loans	93,312	106,250	116,351
Allowance for loan losses	(2,596)	(2,299)	(1,729)	(1,546)
Construction Real Estate
Loans	1,056	1,169	853
Allowance for loan losses	(15)	(34)	(2)	(3)
Residential Real Estate
Loans	98,578	96,437	97,399
Allowance for loan losses	$ (1,923)	$ (1,847)	$ (1,554)	$ (1,590)